Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $)	0 Months Ended	12 Months Ended
	Sep. 10, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2012	Nov. 30, 2012
Acquisitions, divestitures and exchanges
Licenses		1,443,438,000	$ 1,401,126,000
Airadigm Communications, Inc.
Acquisitions, divestitures and exchanges
Purchase price	91,500,000
Description of acquired entity		In May 2014, U.S. Cellular entered into a License Purchase and Customer Recommendation Agreement with Airadigm Communications, Inc. (“Airadigm”). TDS owns 100% of the common stock of Airadigm. Pursuant to the License Purchase and Customer Recommendation Agreement, on September 10, 2014, Airadigm transferred to U.S. Cellular Federal Communications Commission (“FCC”) spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, in consideration for $91.5 million in cash. Since both parties to this transaction are controlled by TDS, upon closing, U.S. Cellular recorded the transferred assets at Airadigm’s net book value of $15.2 million. The difference between the consideration paid and the net book value of the transferred assets was recorded as a reduction of U.S. Cellular’s Retained earnings. In addition, a deferred tax asset was recorded for the difference between the consideration paid and the net book value of the transferred assets, which increased U.S. Cellular’s Additional paid-in capital.
Book value transferred assets	15,200,000
TDS ownership percentage		100.00%
License Acquisitions | 700 MHz Acquisition 1
Acquisitions, divestitures and exchanges
Licenses				34,000,000
Description of acquired entity		In August 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.
License Acquisitions | 700 MHz Acquisition 2
Acquisitions, divestitures and exchanges
Licenses					$ 57,700,000
Description of acquired entity		In November 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.